INTANGIBLE ASSETS AND GOODWILL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
Intangible assets consist of the following:

(Amounts in 000’s)	CON (included in property and equipment)	Bed Licenses - Separable	Lease Rights	Total
Balances, December 31, 2016
Gross	$22,811	$2,471	$6,881	$32,163
Accumulated amortization	(3,483)	—	(4,127)	(7,610)
Net carrying amount	$19,328	$2,471	$2,754	$24,553

Amortization expense	(171)	—	(167)	(338)

Balances, March 31, 2017
Gross	22,811	2,471	6,881	32,163
Accumulated amortization	(3,654)	—	(4,294)	(7,948)
Net carrying amount	$19,157	$2,471	$2,587	$24,215

Intangible assets consist of the following:

(Amounts in 000's)	Bed Licenses (included in property and equipment)	Bed Licenses— Separable	Lease Rights	Total
Balances, January 1, 2015
Gross	$35,690	$2,471	$7,406	$45,567
Accumulated amortization	(3,587)	—	(3,319)	(6,906)
Net carrying amount	$32,103	$2,471	$4,087	$38,661

Dispositions
Gross	—	—	(525)	(525)
Accumulated amortization	—	—	525	525
Amortization expense	(1,173)	—	(667)	(1,840)
Reclass to held for sale
Gross	—	—	—	—
Accumulated amortization	—	—	—	—

Balances, December 31, 2015
Gross	35,690	2,471	6,881	45,042
Accumulated amortization	(4,760)	—	(3,461)	(8,221)
Net carrying amount	30,930	2,471	3,420	36,821

Dispositions
Gross	(12,879)	—	—	(12,879)
Accumulated amortization	2,123	—	—	2,123
Amortization expense	(846)	—	(666)	(1,512)

Balances, December 31, 2016
Gross	$22,811	$2,471	$6,881	$32,163
Accumulated amortization	(3,483)	—	(4,127)	(7,610)
Net carrying amount	$19,328	$2,471	$2,754	$24,553

Schedule of estimated amortization expense for all definite lived intangibles
Expected amortization expense for all definite-lived intangibles for each of the years ended December 31 is as follows:

(Amounts in 000’s)	Bed Licenses	Lease Rights
2017(a)	$512	$500
2018	683	667
2019	683	667
2020	683	482
2021	683	203
Thereafter	15,913	68
Total expected amortization expense	$19,157	$2,587
 (a) Estimated amortization expense for the year ending December 31, 2017, includes only amortization to be recorded after March 31, 2017.

Estimated amortization expense for all finite-lived intangibles for each of the future years ending December 31 is as follows:

Amounts in (000's)	Bed Licenses	Lease Rights
2017	$683	$667
2018	683	667
2019	683	667
2020	683	482
2021	683	203
Thereafter	15,913	68
Total	$19,328	$2,754

Summary of the changes in the carrying amount of goodwill
The following table summarizes the carrying amount of goodwill:

(Amounts in 000’s)	March 31, 2017	December 31, 2016
Goodwill	$2,945	$2,945
Accumulated impairment losses	(840)	(840)
Net carrying amount	$2,105	$2,105

The following table summarizes the changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2015.

(Amounts in 000's)
Balances, January 1, 2015
Goodwill	$5,023
Accumulated impairment losses	(799)
Total	$4,224

Impairment losses	(41)
Net change during year	(41)

Balances, December 31, 2015
Goodwill	$5,023
Accumulated impairment losses	(840)
Total	$4,183

Disposals	(2,078)
Net change during year	(2,078)

Balances, December 31, 2016
Goodwill	$2,945
Accumulated impairment losses	(840)
Total	$2,105